Semiannual Report

CALIFORNIA
TAX-FREE
FUNDS
AUGUST 31, 1999

[LOGO OF T. ROWE PRICE APPEARS HERE]

  Report Highlights
  California Tax-Free Funds

 . Surprising economic strength and rising interest rates hurt bond market performance over the past six and 12 months.

 . The California Tax-Free Money Fund's returns for both periods trailed its Lipper category average slightly.

 . Returns were negative for the California Tax-Free Bond Fund but well ahead of its Lipper benchmark for both periods.

 . The interest rate outlook is uncertain for the months ahead, but tax-free bond yields remain attractive compared with taxable alternatives.

UPDATES AVAILABLE

For updates on each fund following the end of every calendar quarter, please see our Web site at www.troweprice.com.

FELLOW SHAREHOLDERS

The U.S. economy's above-average growth during the six months ended August 31 was good for consumers but not so good for bond investors. Interest rates rose throughout the period as investors worried about a buildup in inflationary pressures and the possibility -- which became a reality -- of monetary tightening by the Federal Reserve. As a result, declines in taxable and municipal bond prices led to meager or negative returns on most longer-term bond funds for the period. The California Tax-Free Bond Fund was not immune to this trend, but held up better than its Lipper peer group average. The California Tax-Free Money Fund delivered respectable results but slightly trailed its Lipper benchmark.



      Market Environment

                The U. S. economy continued its robust growth, driven by exuberant consumer spending. Although broad inflation measures did not rise appreciably, tight labor markets, low unemployment, and a rebound in energy prices raised fears that inflationary pressures were building. The fixed income markets reacted nervously to these developments as well as to the increasing likelihood of action by the Federal Reserve. Indeed, as summer approached, Fed Chairman Alan Greenspan served clear warning that the central bank would act to preempt a rise in inflation. Actions soon followed words as the Fed raised key short-term interest rates on June 30 and again on August 24, pushing the

                             [GRAPH APPEARS HERE]

                         California Bond Index  California Money Index
         Aug-98                 5.01                   2.55
                                4.78                      3
                                4.97                   2.85
         Nov-98                 4.99                    3.1
                                5.02                   3.65
                                4.93                    2.3
         Feb-99                 5.05                    2.5
                                5.04                   2.75
                                5.07                   3.85
         May-99                 5.22                      3
                                5.47                    3.2
                                 5.5                    2.6
         Aug-99                 5.71                   2.85

-------------------------------------------
MARKET CHANGES SPELL HIGHER TAZ-FREE YIELDS
-------------------------------------------

Structural changes are taking place in the fixed income markets resulting in higher tax-free yields for investors.

The chart below tracks the yield on 30-year, AAA general obligation municipal bonds as a percentage of long-term Treasury bond yields since 1981. Historically, the yield on these municipal bonds has averaged about 85% of the Treasury yield. This discount reflected both the tax benefit of municipals and uncertainty about future tax laws. Investors in the 31% federal tax bracket, for example, keep only 69% of their income from taxable bonds. Therefore, they would logically be attracted to high-quality municipal bonds offering 85% or more of the prevailing Treasury yield.

The sharp spike in municipal yields in 1986 reflects the tax reform debate, which posed a threat to municipal bonds' federal tax exemption. Accordingly, municipal bond yields reached parity with Treasury yields. However, when the Tax Reform Act of 1986 left the tax benefit intact, municipal bond prices rose sharply until yields had fallen to more normal levels.

Recently, different forces have been at work that go beyond the impact of 1998's global financial crisis. At that time, shaky world markets prompted foreign investors (who have no need for U.S. tax-exempt bonds) to buy Treasuries, and Treasury yields plunged to near parity with municipals.

Since then, Treasury yields have returned to pre-crisis levels, but municipal yields are again unusually high at about 94% of Treasury yields. According to Mary Miller, director of the T. Rowe Price municipal bond department, the current relationship is "illogical from a tax standpoint" but unlikely to change soon.

For one thing, the supply of Treasury debt is shrinking due to the federal budget surplus, while outstanding municipal supply continues to grow. In addition, the supply of taxable bonds outside of Treasuries--including corporate, asset-backed and mortgage-backed bonds--has also risen, and this has created more competition in the market. As a result, even as tax-exempt yields have risen in relation to Treasury yields over the past two years, they have fallen in relation to the yields on other high-quality taxable bonds.

Over time, income makes up the vast majority of a bond investor's total return. Therefore, these developments have given investors the opportunity to earn higher-than-expected tax-free income with little or no sacrifice of credit quality.

MUNICIPAL/TREASURY YIELD RATIO

                Treasury Ratio  Treasury Average
                       79            84.5
                       78.4          84.5
'81                    83.2          84.5
                       81.6          84.5
                       86.6          84.5
                       86.3          84.5
                       93.3          84.5
                       88.4          84.5
                       87.6          84.5
                       89.2          84.5
                       88.3          84.5
                       86.3          84.5
                       86.6          84.5
                       84.8          84.5
'82                    82.1          84.5
                       85.5          84.5
                       86.3          84.5
                       91.9          84.5
                       86.5          84.5
                       84.1          84.5
                       81.9          84.5
                       83.7          84.5
                       81.4          84.5
                       84.9          84.5
                       81.9          84.5
                       78.8          84.5
'83                    78.4          84.5
                       80.1          84.5
                       79.7          84.5
                       81            84.5
                       78.7          84.5
                       78.3          84.5
                       77.6          84.5
                       76.1          84.5
                       75.5          84.5
                       76.5          84.5
                       76.3          84.5
                       75.9          84.5
'84                    77.6          84.5
                       80.4          84.5
                       85.1          84.5
                       84            84.5
                       83.7          84.5
                       79.3          84.5
                       79.2          84.5
                       80.4          84.5
                       79.4          84.5
                       80.1          84.5
                       80.4          84.5
                       82.5          84.5
'85                    84.5          84.5
                       87.2          84.5
                       83.7          84.5
                       83.4          84.5
                       88            84.5
                       81            84.5
                       81.5          84.5
                       89.4          84.5
                       93.1          84.5
                       97.3          84.5
                       100.9         84.5
                       97            84.5
'86                    93.1          84.5
                       89.5          84.5
                       87.3          84.5
                       87.8          84.5
                       87.6          84.5
                       85.6          84.5
                       86.4          84.5
                       86.1          84.5
                       90.8          84.5
                       89.2          84.5
                       90            84.5
                       85.5          84.5
'87                    83.6          84.5
                       86.3          84.5
                       89.2          84.5
                       86.3          84.5
                       84.6          84.5
                       86.2          84.5
                       88.3          84.5
                       88.1          84.5
                       83.4          84.5
                       83.7          84.5
                       85.9          84.5
                       82.5          84.5
'88                    81.7          84.5
                       83            84.5
                       81.9          84.5
                       82.2          84.5
                       82.3          84.5
                       79.9          84.5
                       81.2          84.5
                       83.1          84.5
                       81.3          84.5
                       81.4          84.5
                       85.3          84.5
                       85.9          84.5
'89                    85.4          84.5
                       87.4          84.5
                       90.4          84.5
                       87.5          84.5
                       85.9          84.5
                       83.5          84.5
                       82            84.5
                       83            84.5
                       81.8          84.5
                       81.6          84.5
                       84.5          84.5
                       82.7          84.5
'90                    80.7          84.5
                       81            84.5
                       80.9          84.5
                       82.2          84.5
                       85            84.5
                       83.5          84.5
                       83.7          84.5
                       84.3          84.5
                       83.2          84.5
                       82.3          84.5
                       82.7          84.5
                       82.2          84.5
'91                    83.2          84.5
                       84.6          84.5
                       82.9          84.5
                       83.2          84.5
                       86.6          84.5
                       84.5          84.5
                       83.5          84.5
                       82.9          84.5
                       80.9          84.5
                       81.7          84.5
                       80.4          84.5
                       79.1          84.5
'92                    82.4          84.5
                       84            84.5
                       84.7          84.5
                       81.7          84.5
                       82.5          84.5
                       83.4          84.5
                       79.8          84.5
                       83.8          84.5
                       81.5          84.5
                       81.7          84.5
                       81.7          84.5
                       83.8          84.5
'93                    87            84.5
                       86.3          84.5
                       87.1          84.5
                       85.7          84.5
                       82            84.5
                       83.4          84.5
                       84.1          84.5
                       86.8          84.5
                       84.1          84.5
                       81.5          84.5
                       82.8          84.5
                       81.9          84.5
'94                    81.9          84.5
                       81.3          84.5
                       81.7          84.5
                       84.4          84.5
                       83.8          84.5
                       80.5          84.5
                       80            84.5
                       80.1          84.5
                       81.8          84.5
                       84.8          84.5
                       89.1          84.5
                       86            84.5
'95                    87.9          84.5
                       89.5          84.5
                       88.5          84.5
                       87.2          84.5
                       87.5          84.5
                       87.1          84.5
                       84.4          84.5
                       85.6          84.5
                       84.1          84.5
                       84.4          84.5
                       83.4          84.5
                       81.8          84.5
'96                    80.9          84.5
                       80.1          84.5
                       82.8          84.5
                       84.2          84.5
                       82.2          84.5
                       81.8          84.5
                       80.9          84.5
                       81            84.5
                       80.7          84.5
                       79.6          84.5
                       80.4          84.5
                       81.8          84.5
'97                    81            84.5
                       82            84.5
                       85            84.5
                       85.7          84.5
                       84.8          84.5
                       86.2          84.5
                       85.8          84.5
                       86.5          84.5
                       87.4          84.5
                       87.1          84.5
                       89.7          84.5
                       89.2          84.5
'98                    93.8          84.5
                       97.3          84.5
                       95.6          84.5
                       96.3          84.5
                       97.4          84.5
                       95.5          84.5
                       89.5          84.5
                       89.7          84.5
                       89.8          84.5
                       88.5          84.5
                       89.2          84.5
                       88.5          84.5
         Aug-99        92.3          84.5
federal funds target rate up a total of 50 basis points (one-half of a percentage point) to 5.25%. With these moves the Fed effectively rescinded two of its three rate reductions of last fall, when it had moved swiftly to ease a global financial crisis. Indeed, the beginnings of recovery in many of the Asian and Latin American nations most affected by that crisis helped push the dollar lower and interest rates higher.

Interest rates rose across all maturities, with the bellwether 30-year Treasury bond rising from near 5% at the beginning of the year to over 6% for the first time since mid-1998. Short-term yields rose a bit more than intermediates and long-term bonds over the period, which created a flatter yield curve -- a typical occurrence when the Fed is actively raising short-term rates. Municipal market interest rates also rose throughout the period, as shown in the chart on page 1. Municipals were helped by strong, seasonal demand in July from the reinvestment of proceeds from maturing bonds and other cash flows. For much of the period under review, overall returns on municipals compared favorably with their taxable counterparts, although both were modest at best.

In August, however, this trend reversed. A huge supply of corporate bonds came to market, pushing up yields on these taxable bonds and attracting "crossover" institutional buyers -- those who buy either corporate or municipal bonds depending on their after-tax yields. The drop in demand for municipals from these institutional investors -- some of whom also sold municipals from their portfolios -- combined with a reluctance by dealers to add to their bond inventories created a weak market tone. After outperforming taxable bonds through July, municipals lost ground in August and ended the six-month period more in line with taxables.

California's economy also continued to expand at a healthy pace during the first half of 1999. Nonfarm payrolls were 3% higher in June than they had been a year earlier, and the unemployment rate fell to 5.3% from 5.9% the previous June. Employment growth was strongest in Southern California, led by the construction sector, and weakest in the San Francisco Bay area, because of a decline in high technology exports. Personal income grew an impressive 8% in the first quarter compared with the year-earlier period, while retail sales increased nearly 9%.

The state's financial condition has improved hand-in-hand with the economy, leading Standard & Poor's to upgrade California's general obligation debt rating in August to AA- from A+. Moody's Investors Services upgraded its rating to Aa3 last October from A1. (Fitch IBCA had upgraded its rating in late 1997 to AA-from A+.) On June 29, 1999, Governor Gray Davis signed the 1999-2000 budget, the first California budget to be enacted on time in six years.


California Tax-Free Money Fund

----------------------
PERFORMANCE COMPARISON
---------------------------------------------------
Periods Ended 8/31/99            6 Months 12 Months

California Tax-Free Money Fund    1.22%      2.44%
 ..................................................
Lipper California Tax-Exempt
Money Market Funds Average        1.24       2.47
 ..................................................
Your fund returned 1.22% and 2.44%, respectively, for the 6- and 12-month periods ended August 31, as shown in the table. Both results were slightly below those of our Lipper benchmark. We began the six-month period with a weighted average maturity of 51 days, compared with 40 days for the peer group average. As we approached the summer months, we allowed average maturity to shorten as notes matured, and we refrained from reinvesting the proceeds in the new seasonal offerings and opted instead to reinvest in the very short-term variable-rate market. Our average maturity thus declined to 38 days as of August 31, as shown in the table on page 8, below that of our peer group. We believed this shorter-maturity posture was more appropriate since the Federal Reserve was apt to raise rates in the near term and we did not want to lock in one-year levels right before such an event. Now that the Fed has raised rates twice, we intend to modestly lengthen our average maturity again to at least neutral compared with our peers. As we do so, the additional yield should help the fund to be more in line with the Lipper average.

Money market yields increased sharply over the past six months, especially among longer maturities (such as one-year notes). By the end of the period, 30- to 90-day yields were 50 basis points higher than six months earlier and 6- and 12-month note yields rose 75 basis points. Over the latter part of the period, the short-term tax-exempt yield curve became noticeably steeper as one-year securities, at 3.75%, yielded 65 basis points more than one- to seven-day securities. Six months ago, one-year notes provided just 15 basis points additional yield.

Assets in tax-free money funds have grown this year but at a markedly slower pace than in recent years. Modest growth in demand was well balanced by supply, and as a result tax-free money yields remained low compared with taxable alternatives.

The vastly improved financial condition of the State of California has slashed the need for short-term borrowing. Once the bellwether issuer of the municipal note market, California expects to issue just $1 billion of revenue anticipation notes in late September, which should be easily absorbed by the marketplace. That's the lowest level of cash flow borrowing by the State since the early 1980s and contrasts with the approximately $7 billion level as recently as 1995. Yields on California notes stayed low compared with those of other states -- and 20 to 30 basis points below national debt of similar maturity and quality -- and should remain so due to the reduced supply and improved credit ratings.



 California Tax-Free Bond Fund


Periods Ended 8/31/99           6 Months 12 Months
---------------------------------------------------

California Tax-Free Bond Fund     -2.79%  -0.47%
 ...................................................
Lipper California Municipal
Debt Funds Average                -3.52   -1.49
 ...................................................

Though returns for both the 6- and 12-month periods ending August 31 were negative, performance was significantly better than that of the peer group average, as shown in the table, aided by our lower-than-average expense ratio. In the past year's difficult environment, the fund's income did not entirely offset its declining share price. Our goals for the past six months included keeping duration at the low end of what we consider a neutral range and improving yield as market rates rose.

We changed course at the beginning of calendar year 1999, generally shortening our duration and raising cash reserves from very low levels at the end of last year. We kept the fund's effective duration in the 7.25- to 7.50-year range from March through July, generally half a year shorter than the prior six-month period. (Duration is a measure of a bond fund's sensitivity to interest rates. For example, a fund with a duration of seven years would fall or rise about 7% in price in response to a one-percentage-point rise or fall in interest rates.)

 In August, when long-term municipal rates rose sharply, duration rose to eight years, as shown in the Key Statistics table on page 8, as many bonds that had been trading to call dates began trading to maturity. (In a declining interest rate environment, older, higher-yielding bonds trade at a premium to par value and are susceptible to being "called" by the issuer, or bought back from investors at par, once their call protection runs out. The issuer then floats new bonds at lower interest rates, thereby refinancing its debt. The interest rate sensitivity of premium bonds is therefore reduced because it is tied to the dates their call protection expires, which come well before their stated maturities. When interest rates rise, however, existing bonds can fall below par value, which eliminates call risk, and the bonds begin trading with much greater sensitivity to interest rates.) Despite the higher duration measure, the fund's weighted average maturity was shorter on August 31 than either six months or one year ago. Cash reserves rose from 1% to 2% at the end of last year to as high as 6% in the summer, reflecting our more cautious posture and the desire to raise funds to reinvest at higher interest rates.

While overall credit quality was unchanged for the period at AA-, we made some adjustments to the mix, selling some A and BBB rated bonds to buy both higher- and lower-rated bonds. Essentially, this "barbell" approach to credit quality allows us to take advantage of higher yields in the below-investment-grade sector, in which we are permitted to invest up to 5% of fund assets. We made few changes in our sector weightings other than decreasing hospital exposure and increasing our stake in education bonds. The hospital sector continues to show poor financial performance, and as a result, we have reduced exposure to just 2% of the portfolio.

Finally, while it is never pleasant to see the fund's net asset value decline, we are focused on replacing bonds that have incurred losses with new higher-yielding positions to improve shareholder income. An important side benefit is that by recognizing these losses we limit or avoid taxable capital gain distributions in the future.

Outlook


THE FED IS KEEPING

A CLOSE EYE ON

THE BUILDUP OF

INFLATIONARY

PRESSURES...


Interest rates may well move higher in the coming months given the backdrop of global economic recovery and persistent strength in the U.S. economy. The Fed is keeping a close eye on the buildup of inflationary pressures, particularly in the labor markets, and could tighten another 25 basis points if it intends to move the federal funds rate back to its pre-crisis level. With greater stability in the global economy, the Fed can now focus on the domestic economy. On the other hand, the Fed wants to maintain a liquid and orderly market as we approach the end of the year and the transition to year 2000, which could serve to moderate future rate increases. It's also important to recognize that we've had a healthy increase in rates this year that should begin to slow certain sectors of the economy. For now, we are focused on the higher yields available in the marketplace and the current appeal of tax-free municipal bonds relative to taxable securities. The credit outlook for California remains very good.


Respectfully submitted,

/s/ Patrice L. Berchtenbreiter
Patrice L. Berchtenbreiter
Chairman of the Investment Advisory Committee
California Tax-Free Money Fund



/s/ Mary J. Miller
Mary J. Miller
Chairman of the Investment Advisory Committee
California Tax-Free Bond Fund

September 21, 1999

T. ROWE PRICE CALIFORNIA TAX-FREE FUNDS
--------------------------------------------------------------------------------

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

  KEY STATISTICS
                                                  2/28/99        8/31/99

  California Tax-Free Money Fund
--------------------------------------------------------------------------------

  Price Per Share                                $   1.00       $   1.00
 ................................................................................

  Dividends Per Share
 ................................................................................
      For 6 months                                  0.012          0.012
      ..........................................................................
      For 12 months                                 0.026          0.024
      ..........................................................................

  Dividend Yield (7-Day Compound) *                  2.17%          2.43%
 ................................................................................

  Weighted Average Maturity (days)                     51             38

  Weighted Average Quality **                  First Tier     First Tier
 ................................................................................


  California Tax-Free Bond Fund
--------------------------------------------------------------------------------

  Price Per Share                                $  10.96       $  10.39
 ................................................................................

  Dividends Per Share
 ................................................................................
      For 6 months                                   0.26           0.26
      ..........................................................................
      For 12 months                                  0.52           0.52
      ..........................................................................

  Dividend Yield *
 ................................................................................
      For 6 months                                   4.84%          5.00%
      ..........................................................................
      For 12 months                                  4.89           5.11
      ..........................................................................

  30-Day Standardized Yield                          3.97           4.76
 ................................................................................

  Weighted Average Maturity (years)                  16.3           16.1
 ................................................................................

  Weighted Average Effective Duration (years)         7.2            8.0
 ................................................................................

  Weighted Average Quality ***                        AA-            AA-
 ................................................................................


* Dividends earned and reinvested for the periods indicated are annualized and divided by the fund's net asset value at the end of the period.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

***  Based on T. Rowe Price research.

T. ROWE PRICE CALIFORNIA TAX-FREE FUNDS
--------------------------------------------------------------------------------

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
                                                     Percent of     Percent of
                                                     Net Assets     Net Assets
                                                        2/28/99        8/31/99

California Tax-Free Money Fund
--------------------------------------------------------------------------------
Hospital Revenue                                           17%          20%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                    12           18
--------------------------------------------------------------------------------
General Obligation - Local                                 12            9
--------------------------------------------------------------------------------
Educational Revenue                                         5            9
--------------------------------------------------------------------------------
Housing Finance Revenue                                    --            8
--------------------------------------------------------------------------------
Nuclear Revenue                                            10            8
--------------------------------------------------------------------------------
Air and Sea Transportation Revenue                          5            6
--------------------------------------------------------------------------------
Prerefunded Bonds                                          10            5
--------------------------------------------------------------------------------
General Obligation - State                                  1            4
--------------------------------------------------------------------------------
All Other                                                  13            1
--------------------------------------------------------------------------------
Other Assets Less Liabilities                               3           --
--------------------------------------------------------------------------------
Total                                                     100%         100%


California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Dedicated Tax Revenue                                      24%          23%
--------------------------------------------------------------------------------
Lease Revenue                                              10           13
--------------------------------------------------------------------------------
Prerefunded Bonds                                          10            8
--------------------------------------------------------------------------------
General Obligation - Local                                  9            8
--------------------------------------------------------------------------------
Water and Sewer Revenue                                     7            8
--------------------------------------------------------------------------------
Housing Finance Revenue                                     7            7
--------------------------------------------------------------------------------
General Obligation - State                                  4            5
--------------------------------------------------------------------------------
Air and Sea Transportation Revenue                          7            5
--------------------------------------------------------------------------------
Nuclear Revenue                                             5            4
--------------------------------------------------------------------------------
Ground Transportation Revenue                               2            3
--------------------------------------------------------------------------------
Educational Revenue                                         1            3
--------------------------------------------------------------------------------
Escrowed to Maturity                                        3            3
--------------------------------------------------------------------------------
Solid Waste Revenue                                         1            3
--------------------------------------------------------------------------------
Hospital Revenue                                            5            2
--------------------------------------------------------------------------------
Electric Revenue                                            3            2
--------------------------------------------------------------------------------
All Other                                                   3            2
--------------------------------------------------------------------------------
Other Assets Less Liabilities                              -1            1
--------------------------------------------------------------------------------
Total                                                     100%         100%

T. ROWE PRICE CALIFORNIA TAX-FREE FUNDS
--------------------------------------------------------------------------------

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

CALIFORNIA TAX-FREE MONEY FUND
--------------------------------------------------------------------------------

                           [LINEGRAPH APPEARS HERE]

CALIFORNIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------

                           [LINEGRAPH APPEARS HERE]

                               Lipper California    California
            Lehman Municipal    Municipal Debt      Tax-Free
 Date          Bond Index        Funds Average       Bond Fund      Fund-Area
 ----          ----------        -------------       ---------      ---------
Aug-89          $ 10,000           $ 10,000           $ 10,000       $ 10,000
Aug-90          $ 10,642           $ 10,503           $ 10,460       $ 10,460
Aug-91          $ 11,897           $ 11,686           $ 11,642       $ 11,642
Aug-92          $ 13,225           $ 12,904           $ 12,953       $ 12,953
Aug-93          $ 14,838           $ 14,539           $ 14,675       $ 14,675
Aug-94          $ 14,859           $ 14,354           $ 14,496       $ 14,496
Aug-95          $ 16,176           $ 15,388           $ 15,626       $ 15,626
Aug-96          $ 17,024           $ 16,288           $ 16,610       $ 16,610
Aug-97          $ 18,598           $ 17,780           $ 18,109       $ 18,109
Aug-98          $ 20,207           $ 19,328           $ 19,719       $ 19,719
Aug-99          $ 20,307           $ 19,077           $ 19,626       $ 19,626

------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 8/31/99                 1 Year     3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
California Tax-Free Money Fund          2.44%      2.78%     2.90%     3.05%
--------------------------------------------------------------------------------
California Tax-Free Bond Fund          -0.47       5.72      6.25      6.98
--------------------------------------------------------------------------------

Investment return represents past performance and will vary. Shares of the bond fund may be worth more or less at redemption than at original purchase. Investments in the Money Fund are not insured or guaranteed by the FDIC or any other government agency. Although it seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND
--------------------------------------------------------------------------------
Unaudited


--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                              6 Months            Year
                                 Ended           Ended
                               8/31/99         2/28/99        2/28/98       2/28/97       2/29/96       2/28/95
NET ASSET VALUE
Beginning of period         $    1.000      $    1.000     $    1.000    $    1.000    $    1.000    $    1.000
                            ------------------------------------------------------------------------------------
Investment activities
 Net investment income           0.012*          0.026*         0.030*        0.028*        0.032*        0.025*
Distributions
 Net investment income          (0.012)         (0.026)        (0.030)       (0.028)       (0.032)       (0.025)
                            ------------------------------------------------------------------------------------
NET ASSET VALUE
End of period               $    1.000      $    1.000     $    1.000    $    1.000    $    1.000    $    1.000
                            ------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Total return**                    1.22%*          2.65%*         3.01%*        2.87%*        3.24%*        2.55%*
-----------------------------------------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                0.55%*+         0.55%*         0.55%*        0.55%*        0.55%*        0.55%*
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment
income to average
net assets                        2.41%*+         2.62%*         2.98%*        2.82%*        3.20%*        2.51%*
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)              $  101,125      $  102,346     $   92,406    $   82,210    $   72,739    $   76,289
-----------------------------------------------------------------------------------------------------------------


** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.55% voluntary expense limitation in effect through 2/28/01.
+    Annualized.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Unaudited

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                             6 Months          Year
                                Ended         Ended
                              8/31/99       2/28/99      2/28/98      2/28/97      2/29/96      2/28/95

NET ASSET VALUE
Beginning of period         $   10.96     $   10.88    $   10.47    $   10.45    $   10.00    $   10.43
                            ----------------------------------------------------------------------------
Investment activities
 Net investment income           0.26          0.52         0.54         0.55         0.55         0.55*
 Net realized and
 unrealized gain (loss)         (0.56)         0.11         0.41         0.02         0.45        (0.41)
                            ----------------------------------------------------------------------------
 Total from
 investment activities          (0.30)         0.63         0.95         0.57         1.00         0.14
                            ----------------------------------------------------------------------------
Distributions
 Net investment income          (0.26)        (0.52)       (0.54)       (0.55)       (0.55)       (0.55)
 Net realized gain              (0.01)        (0.03)          --           --           --        (0.02)
                            ----------------------------------------------------------------------------
 Total distributions            (0.27)        (0.55)       (0.54)       (0.55)       (0.55)       (0.57)
                            ----------------------------------------------------------------------------
NET ASSET VALUE
                            ----------------------------------------------------------------------------
End of period               $   10.39     $   10.96    $   10.88    $   10.47    $   10.45    $   10.00
                            ============================================================================

---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Total return**                  (2.79)%        5.95%        9.31%        5.64%       10.28%        1.60%*
---------------------------------------------------------------------------------------------------------
Ratio of total expenses to
average net assets               0.56%+        0.58%        0.58%        0.62%        0.63%        0.60%*
---------------------------------------------------------------------------------------------------------
Ratio of net investment
income to average
net assets                       4.80%+        4.80%        5.09%        5.29%        5.40%        5.60%*
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate          46.3%+        27.2%        35.0%        47.3%        61.9%        78.0%
---------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)              $ 222,023     $ 226,001    $ 195,100    $ 160,813    $ 146,194    $ 131,953
---------------------------------------------------------------------------------------------------------

** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.60% voluntary expense limitation in effect through 2/28/95.
+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND
--------------------------------------------------------------------------------
Unaudited                                                        August 31, 1999

-----------------------
STATEMENT OF NET ASSETS                                       Par      Value
--------------------------------------------------------------------------------
                                                               In thousands
-----------------------------------------------------------
CALIFORNIA 98.9%
-----------------------------------------------------------
California, GO
     VRDN (Currently 3.04%) (FGIC Insured)                  $1,500    $1,500
     ------------------------------------------------------------------------
     5.00%, 10/1/99                                            200       200
     ------------------------------------------------------------------------
     5.50%, 9/1/99                                             830       830
     ------------------------------------------------------------------------
     8.90%, 10/1/99                                            100       101
-----------------------------------------------------------------------------
California Dept. of Water Resources
     8.75%, 12/1/99                                          3,050     3,094
     ------------------------------------------------------------------------
    TECP, 2.90 - 3.35%, 10/1 - 10/7/99                       2,309     2,309
-----------------------------------------------------------------------------
California EFA
    Claremont Mckenna College, 2.80%, 11/1/99                  150       150
    -------------------------------------------------------------------------
    California Institute of Technology
       VRDN (Currently 2.65%)                                  500       500
       ----------------------------------------------------------------------
    Pepperdine Univ., VRDN (Currently 2.80%)                 3,000     3,000
    -------------------------------------------------------------------------
    Stanford Univ., VRDN (Currently 2.75%)                   4,000     4,000
-----------------------------------------------------------------------------
California HFFA
       VRDN (Currently 2.85%) (MBIA Insured)                 4,000     4,000
       ----------------------------------------------------------------------
    Good Samaritan Health System
       7.00%, 5/1/20 (Prerefunded 5/1/00+)                     230       240
       ----------------------------------------------------------------------
    Hosp. Adventist
       VRDN (Currently 2.65%) (MBIA Insured)                 3,700     3,700
       ----------------------------------------------------------------------
    Pooled Loan Program
       VRDN (Currently 2.90%) (FGIC Insured)                 2,500     2,500
       ----------------------------------------------------------------------
    Santa Barbara Cottage Hosp
       VRDN (Currently 3.00%)                                3,285     3,285
       ----------------------------------------------------------------------
    St. Joseph's Health, VRDN (Currently 2.40%)                700       700
    -------------------------------------------------------------------------
    Sutter Health, VRDN (Currently 2.40%) (FSA Insured)      2,650     2,650
-----------------------------------------------------------------------------
California Housing Fin. Auth
    Home Mortgage, 3.02%, 4/30/00 *                          1,000     1,000
    -------------------------------------------------------------------------
    Single Family, 3.40%, 8/1/00 *                           3,000     3,000
-----------------------------------------------------------------------------
California Pollution Control Fin. Auth., PCR
    Pacific Gas and Electric
       VRDN (Currently 2.70%) *                                200       200
       ----------------------------------------------------------------------
       VRDN (Currently 2.95%) *                              1,800     1,800
       ----------------------------------------------------------------------

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND
--------------------------------------------------------------------------------

                                                              Par      Value
--------------------------------------------------------------------------------
                                                               In thousands

Chula Vista IDA, San Diego Gas and Electric
       VRDN (Currently 2.65%) *                             $  400    $  400
-----------------------------------------------------------------------------
Fresno County, GO, TRAN, 4.00%, 6/30/00                      1,000     1,006
-----------------------------------------------------------------------------
Golden Empire Schools Fin. Auth., Kern High School Dist.
       3.10%, 2/1/00                                         4,000     4,000
-----------------------------------------------------------------------------
Irvine Public Fac. and Infrastructure Auth.
       VRDN (Currently 2.95%)                                3,205     3,205
-----------------------------------------------------------------------------
Long Beach Harbor
       VRDN (Currently 3.09%) (FGIC Insured)                 2,000     2,000
       ----------------------------------------------------------------------
    TECP, 2.95%, 10/8/99                                     4,000     4,000
-----------------------------------------------------------------------------
Los Angeles, GO
       VRDN (Currently 3.04%) (FGIC Insured)                 1,250     1,250
       ----------------------------------------------------------------------
       4.30%, 9/1/99 (FGIC Insured)                            100       100
-----------------------------------------------------------------------------
Los Angeles City, Wastewater
       7.15%, 6/1/20 (Prerefunded 6/1/00+)                     100       105
-----------------------------------------------------------------------------
Los Angeles County, GO
       VRDN (Currently 2.80%) (AMBAC Insured)                2,000     2,000
       ----------------------------------------------------------------------
Los Angeles Water and Power
       TECP, 3.15 - 3.20%, 9/8 - 9/10/99                     3,000     3,000
       ----------------------------------------------------------------------
    Electric Plant, 9.00%, 12/15/99                          1,250     1,269
-----------------------------------------------------------------------------
Metropolitan Water Dist. of Southern California
       VRDN (Currently 2.65%)                                2,000     2,000
       ----------------------------------------------------------------------
       VRDN (Currently 2.75%)                                2,000     2,000
       ----------------------------------------------------------------------
    Waterworks, 6.25%, 7/1/00                                  200       204
-----------------------------------------------------------------------------
Mojave Water Agency, Improvement Morongo Basin
       5.875%, 9/1/99                                          225       225
-----------------------------------------------------------------------------
Newport Beach, Hoag Memorial Hosp
       VRDN (Currently 2.75%)                                2,900     2,900
-----------------------------------------------------------------------------
Oakland, COP, VRDN (Currently 2.95%)                         4,830     4,830
-----------------------------------------------------------------------------
Pasadena, Pasadena Civic Improvement
       7.00%, 12/1/14 (Prerefunded 12/1/99+)                   250       257
-----------------------------------------------------------------------------
Poway Redev. Agency, Tax Allocation
       7.60%, 12/15/22 (Prerefunded 12/15/99+)                  50        52
-----------------------------------------------------------------------------
San Bernardino County, TRAN, GO, 4.50%, 9/30/99              1,000     1,001
-----------------------------------------------------------------------------
San Diego County Water Auth., TECP, 2.85%, 10/4/99           2,500     2,500
-----------------------------------------------------------------------------
San Diego Housing Auth.
       VRDN (Currently 2.75%) (FHA Insured)                  4,000     4,000
-----------------------------------------------------------------------------

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND
--------------------------------------------------------------------------------

                                                                Par      Value
--------------------------------------------------------------------------------
                                                                 In thousands

San Francisco
    City and County Sewer
       6.50%, 10/1/11 (AMBAC Insured)
       (Prerefunded 10/1/99+)                               $    200   $    204
--------------------------------------------------------------------------------
San Francisco Unified School Dist., GO, 4.50%, 9/22/99         1,000      1,001
--------------------------------------------------------------------------------
San Jose/Santa Clara Water Fin. Auth.
       VRDN (Currently 2.80%)                                  1,000      1,000
--------------------------------------------------------------------------------
Santa Clara County, VRDN (Currently 3.10%)                     3,000      3,000
--------------------------------------------------------------------------------
Santa Clara Electric, VRDN (Currently 3.30%) (AMBAC Insured)   1,000      1,000
--------------------------------------------------------------------------------
Santa Clara Valley Water Dist., COP
       6.60%, 2/1/15 (Prerefunded 2/1/00+)                       100        103
--------------------------------------------------------------------------------
Santa Clara/El Camino Hosp. Dist.
    Valley Medical Center, VRDN (Currently 2.50%)                490        490
--------------------------------------------------------------------------------
Univ. of California
    Multi-Purpose
       6.75%, 9/1/23 (AMBAC Insured)
       (Prerefunded 9/1/99+)                                   3,000      3,060
       -------------------------------------------------------------------------
       10.00%, 9/1/99 (AMBAC Insured)                          1,700      1,700
--------------------------------------------------------------------------------
Vallecitos Water Dist., Twin Oaks Reservoir
       VRDN (Currently 2.75%)                                  2,000      2,000
--------------------------------------------------------------------------------
Water & Power of Los Angeles Electric, TECP, 3.10%, 9/10/99    1,000      1,000
--------------------------------------------------------------------------------
West Basin Municipal Water Dist.
       VRDN (Currently 2.75%)                                  3,400      3,400
       -------------------------------------------------------------------------
       VRDN (Currently 3.00%)                                  1,000      1,000
       -------------------------------------------------------------------------
Total California (Cost $100,021)                                        100,021
                                                                     -----------
-------------------------------------------------------
PUERTO RICO 0.6%
-------------------------------------------------------

Puerto Rico Commonwealth, GO
       7.625%, 7/1/10 (Prerefunded 7/1/00+)                      575        606
--------------------------------------------------------------------------------
Total Puerto Rico (Cost $606)                                               606
                                                                     -----------

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND
--------------------------------------------------------------------------------

                                                                Value
--------------------------------------------------------------------------------
                                                         In thousands
----------------------------------------------
Total Investments in Securities
----------------------------------------------
99.5% of Net Assets (Cost $ 100,627)                         $100,627

----------------------------------------------
Other Assets Less Liabilities                                     498
----------------------------------------------              ----------

NET ASSETS                                                  $ 101,125
                                                            ==========
Net Assets Consist of:

Accumulated net investment income - net of distributions    $       4

Accumulated net realized gain/loss - net of distributions         (82)

Paid-in-capital applicable to 101,206,995 no par value
shares of beneficial interest outstanding; unlimited
number of shares authorized                                   101,203
                                                            ----------

NET ASSETS                                                  $ 101,125
                                                            ==========

NET ASSET VALUE PER SHARE                                   $    1.00
                                                            ==========


    *  Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  COP  Certificates of Participation
  EFA  Educational Facility Authority
 FGIC  Financial Guaranty Insurance Company
  FHA  Federal Housing Authority
  FSA  Financial Security Assurance Corp.
   GO  General Obligation
 HFFA  Health Facility Financing Authority
  IDA  Industrial Development Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
 TECP  Tax-Exempt Commercial Paper
 TRAN  Tax Revenue Anticipation Note
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.


T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
----------------------------------------------------------------------------------
Unaudited                                                       August 31, 1999


-----------------------
STATEMENT OF NET ASSETS                                           Par       Value
----------------------------------------------------------------------------------
                                                                   In thousands
   CALIFORNIA 98.7%

   Alameda County, Public Fac., COP
          6.00%, 9/1/21 (MBIA Insured)                    $       960  $     988
   -------------------------------------------------------------------------------
   Anaheim PFA, Public Improvements
          5.00%, 9/1/27 (FSA Insured)                           2,435      2,204
   -------------------------------------------------------------------------------
   Antioch Public Fin. Auth., 5.85%, 9/2/15                     2,975      2,853
   -------------------------------------------------------------------------------
   Brea PFA, Tax Allocation, 6.75%, 8/1/22 (MBIA Insured)       1,435      1,524
   -------------------------------------------------------------------------------
   California, GO
          5.25%, 10/1/20                                        1,700      1,615
          ------------------------------------------------------------------------
       Veterans
          5.05%, 12/1/11                                        1,485      1,471
          ------------------------------------------------------------------------
          5.20%, 12/1/11 (FSA Insured) *                        2,000      2,002
          ------------------------------------------------------------------------
          5.40%, 12/1/16 (FSA Insured) *                        1,000        981
          ------------------------------------------------------------------------
          5.45%, 12/1/25                                        3,000      2,926
          ------------------------------------------------------------------------
          6.40%, 2/1/20 *                                       2,200      2,218
          ------------------------------------------------------------------------
   California Dept. of Water Resources
       Central Valley
          7.00%, 12/1/11                                        1,730      2,037
          ------------------------------------------------------------------------
          7.00%, 12/1/12                                        1,000      1,176
   -------------------------------------------------------------------------------
   California EFA
       Pooled College and Univ.
          5.60%, 12/1/14                                        1,000      1,007
          ------------------------------------------------------------------------
          5.60%, 12/1/20                                        1,000        983
          ------------------------------------------------------------------------
       St. Mary's College of California
          7.50%, 10/1/20 (Prerefunded 10/1/00+)                 2,000      2,120
          ------------------------------------------------------------------------
       Univ. of Southern California, 5.50%, 10/1/27             1,250      1,223
   -------------------------------------------------------------------------------
   California HFFA, Pomona Hosp
          5.75%, 7/1/15 (MBIA Insured)                          1,800      1,835
   -------------------------------------------------------------------------------
   California Housing Fin. Agency
          6.15%, 8/1/16 *                                       1,000      1,028
          ------------------------------------------------------------------------
          6.70%, 8/1/15                                         1,100      1,163
          ------------------------------------------------------------------------
          6.70%, 8/1/25 *                                         730        758
          ------------------------------------------------------------------------
          6.85%, 8/1/17                                         3,015      3,140
          ------------------------------------------------------------------------
          7.20%, 8/1/09                                           190        195
          ------------------------------------------------------------------------
          7.25%, 8/1/10                                           185        190
          ------------------------------------------------------------------------
          7.25%, 8/1/17                                         1,000      1,029
   -------------------------------------------------------------------------------


T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
---------------------------------------------------------------------------------------



                                                                     Par        Value
---------------------------------------------------------------------------------------
                                                                      In thousands

   California Pollution Control Fin. Auth., PCR
       Laidlaw Enviromental, 6.70%, 7/1/07 *                 $     1,000  $     1,016
       --------------------------------------------------------------------------------
       Pacific Gas and Electric
          5.85%, 12/1/23 (MBIA Insured) *                          2,000        2,015
          -----------------------------------------------------------------------------
       USA Waste Services, 5.00%, 6/1/18                           2,500        2,361
   ------------------------------------------------------------------------------------
   California Public Works Board
       Dept. of Corrections
          6.875%, 11/1/14 (Prerefunded 11/1/04+)                   1,000        1,137
          -----------------------------------------------------------------------------
       Univ. of California
          5.50%, 6/1/14                                            2,000        2,038
          -----------------------------------------------------------------------------
          6.40%, 12/1/16 (AMBAC Insured)
          (Prerefunded 12/1/02+)                                   1,000        1,089
   ------------------------------------------------------------------------------------
   California Statewide CDA
       Sutter Health, COP, 5.50%, 8/15/23 (MBIA Insured)           2,000        1,966
       --------------------------------------------------------------------------------
       The Internext Group, 5.375%, 4/1/17                         3,500        3,250
   ------------------------------------------------------------------------------------
   Carmichael Water District, Water & Sewer, COP
          5.125%, 9/1/29 (MBIA Insured)                            2,000        1,838
   ------------------------------------------------------------------------------------
   Castaic Lake Water Agency
       Water System Improvement, COP
          5.125%, 8/1/30 (AMBAC Insured)                           2,000        1,837
          -----------------------------------------------------------------------------
          7.00%, 8/1/12 (MBIA Insured)                             1,000        1,161
          -----------------------------------------------------------------------------
          7.00%, 8/1/13 (MBIA Insured)                             1,700        1,973
   ------------------------------------------------------------------------------------
   Castaic Union School Dist., GO
          Zero Coupon, 5/1/18 (FGIC Insured)                       5,175        1,803
   ------------------------------------------------------------------------------------
   Central Coast Water Auth., State Water Project Regional Fac.
          6.60%, 10/1/22 (AMBAC Insured)
          (Prerefunded 10/1/02+)                                   1,000        1,092
   ------------------------------------------------------------------------------------
   Chula Vista, Sub-Gateway Town Center, 7.50%, 1/1/32 *           4,500        4,301
   ------------------------------------------------------------------------------------
   Chula Vista IDA, San Diego Gas and Electric
          VRDN (Currently 2.65%) *                                 1,900        1,900
   ------------------------------------------------------------------------------------
   Contra Costa County, Merrithew Memorial Hosp., COP
          5.375%, 11/1/17 (MBIA Insured)                           2,185        2,134
   ------------------------------------------------------------------------------------
   Corona Redev. Agency, Tax Allocation
          6.25%, 9/1/13 (FGIC Insured)                             1,000        1,074
   ------------------------------------------------------------------------------------
   Coronado CDA, Tax Allocation, 5.70%, 9/1/12 (FSA Insured)       1,000        1,031
   ------------------------------------------------------------------------------------
   Dry Creek Joint Elementary School Dist., GO
       Capital Appreciation
          Zero Coupon, 8/1/13 (FSA Insured)                        1,300          614
          -----------------------------------------------------------------------------
          Zero Coupon, 8/1/14 (FSA Insured)                        1,340          594
   ------------------------------------------------------------------------------------


T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
---------------------------------------------------------------------------------------



                                                                     Par        Value
---------------------------------------------------------------------------------------
                                                                      In thousands

   East Bay Municipal Utility Dist.
       Water Systems
          5.25%, 6/1/16                                      $     1,690  $     1,666
          -----------------------------------------------------------------------------
          5.25%, 6/1/18                                            1,395        1,361
          -----------------------------------------------------------------------------
          6.00%, 6/1/12 (FSA Insured)                              2,000        2,098
   ------------------------------------------------------------------------------------
   Emeryville PFA
          6.20%, 9/1/25                                              510          543
          -----------------------------------------------------------------------------
          6.20%, 9/1/25 (Prerefunded 9/1/05+)                        490          522
          -----------------------------------------------------------------------------
   Escondido, Multi-Family Housing
       Terrace Gardens Apartments, 5.40%, 1/1/27                   1,000        1,028
   ------------------------------------------------------------------------------------
   Fontana Redev. Agency
       Jurupa Hills
          5.20%, 10/1/10                                           1,615        1,578
          -----------------------------------------------------------------------------
          5.50%, 10/1/27                                           3,400        3,201
   ------------------------------------------------------------------------------------
   Foothill / Eastern Transportation Corridor Agency
       Toll Road
          Zero Coupon, 1/1/07                                      1,000          803
          -----------------------------------------------------------------------------
          Zero Coupon, 1/1/17                                      4,000        1,520
          -----------------------------------------------------------------------------
          Zero Coupon, 1/15/17 (MBIA Insured)                      2,500          907
          -----------------------------------------------------------------------------
          Zero Coupon, 1/1/25                                        850          200
          -----------------------------------------------------------------------------
          Zero Coupon, 1/1/27                                      1,910          398
   ------------------------------------------------------------------------------------
   Fresno Unified School Dist., GO
          6.40%, 8/1/16 (MBIA Insured)                             1,000        1,107
   ------------------------------------------------------------------------------------
   Gateway Refinancing Auth., 5.50%, 9/1/19                        2,000        1,900
   ------------------------------------------------------------------------------------
   Inglewood Redev. Agency, Century Redev., 6.125%, 7/1/23         2,800        2,819
   ------------------------------------------------------------------------------------
   Inland Empire Solid Waste Fin. Auth.
       San Bernardino County Landfills
          6.25%, 8/1/11 (FSA Insured) *                            1,000        1,076
   ------------------------------------------------------------------------------------
   Kern County Union High School Dist., GO
          7.00%, 8/1/10 (MBIA Insured)
          (Escrowed to Maturity)                                   1,000        1,171
   ------------------------------------------------------------------------------------
   Long Beach Harbor, 6.00%, 5/15/17 (FGIC Insured) *              1,000        1,055
   ------------------------------------------------------------------------------------
   Los Angeles County, COP, Marina del Rey, 6.50%, 7/1/08          1,000        1,061
   ------------------------------------------------------------------------------------
   Los Angeles County Metropolitan Transportation Auth.
       Sales Tax, 6.00%, 7/1/26 (MBIA Insured)                     2,000        2,193
   ------------------------------------------------------------------------------------


T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
---------------------------------------------------------------------------------------



                                                                     Par        Value
---------------------------------------------------------------------------------------
                                                                      In thousands

   Los Angeles County Public Works Fin. Auth.
       Multiple Capital Fac.
          5.125%, 6/1/17 (AMBAC Insured)                     $     2,000  $     1,915
          -----------------------------------------------------------------------------
       Rowland Heights, 5.50%, 10/1/18 (FSA Insured)               1,500        1,500
   ------------------------------------------------------------------------------------
   Los Angeles Harbor Dept.
          6.50%, 8/1/25 (Prerefunded 8/1/02+)                      1,000        1,084
          -----------------------------------------------------------------------------
          6.625%, 8/1/19 *                                         2,500        2,662
          -----------------------------------------------------------------------------
          7.60%, 10/1/18 (Escrowed to Maturity)                    3,000        3,682
   ------------------------------------------------------------------------------------
   Los Angeles Municipal Improvement, Central Library
          6.35%, 6/1/20                                            1,500        1,549
   ------------------------------------------------------------------------------------
   Los Angeles Unified School Dist., GO
          VRDN (Currently 3.10%)                                   2,000        2,000
          -----------------------------------------------------------------------------
          5.375%, 7/1/16 (FGIC Insured)                            3,000        2,988
   ------------------------------------------------------------------------------------
   Midpeninsula Regional Open Space Auth.
       Capital Appreciation
          Zero Coupon, 8/1/18 (AMBAC Insured)                      3,500        1,112
          -----------------------------------------------------------------------------
          5.90%, 9/1/14 (AMBAC Insured)                            1,250        1,294
   ------------------------------------------------------------------------------------
   Modesto Irrigation Dist. Fin. Auth., Geysers
          6.00%, 10/1/15 (MBIA Insured)                            1,500        1,572
   ------------------------------------------------------------------------------------
   Mojave Water Agency, Morongo Basin
          5.75%, 9/1/15 (FGIC Insured)                             2,000        2,049
   ------------------------------------------------------------------------------------
   Mt. Diablo Hosp. Dist.
          8.00%, 12/1/11 (AMBAC Insured)
          (Prerefunded 12/1/00+)                                   1,250        1,338
   ------------------------------------------------------------------------------------
   Newport Beach, Hoag Memorial Hosp.
          VRDN (Currently 2.75%)                                   1,600        1,600
   ------------------------------------------------------------------------------------
   Oakland, COP, VRDN (Currently 2.95%)                            1,200        1,200
   ------------------------------------------------------------------------------------
   Orange County
       Recovery, COP
          6.00%, 6/1/10 (MBIA Insured)                             4,120        4,473
          -----------------------------------------------------------------------------
          6.00%, 7/1/26 (MBIA Insured)                             1,000        1,026
          -----------------------------------------------------------------------------
          8.385%, 7/1/19 (MBIA Insured)                            5,000        5,209
   ------------------------------------------------------------------------------------
   Orange County Local Transportation Auth., Sales Tax
          6.00%, 2/15/09 (AMBAC Insured)                             750          815
   ------------------------------------------------------------------------------------
   Orange County PFA, Waste Management
          5.75%, 12/1/09 (AMBAC Insured) *                         2,000        2,103
   ------------------------------------------------------------------------------------
   Orchard School Dist., GO, 6.50%, 8/1/19 (FGIC Insured)          1,000        1,084
   ------------------------------------------------------------------------------------


T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
---------------------------------------------------------------------------------------



                                                                     Par        Value
---------------------------------------------------------------------------------------
                                                                      In thousands

   Palmdale Civic Auth.,
          6.60%, 9/1/34                                      $     2,045  $     2,238
          -----------------------------------------------------------------------------
          6.60%, 9/1/34 (Prerefunded 9/1/04+)                      2,955        3,234
   ------------------------------------------------------------------------------------
   Pasadena Parking Fac., GO, COP, 6.25%, 1/1/18                   3,000        3,237
   ------------------------------------------------------------------------------------
   Placentia PFA, Special Tax, 6.60%, 9/1/15                       1,000        1,018
   ------------------------------------------------------------------------------------
   Pomona Unified School Dist., GO
          6.15%, 8/1/15 (MBIA Insured)                             1,000        1,078
   ------------------------------------------------------------------------------------
   Poway Community Fac. Dist., 6.75%, 8/15/15                      1,275        1,345
   ------------------------------------------------------------------------------------
   Riverside County, Desert Justice Fac., COP
          6.00%, 12/1/12 (MBIA Insured)
          (Prerefunded 12/1/04+)                                   1,000        1,088
   ------------------------------------------------------------------------------------
   Sacramento City Fin. Auth.
       Lease
          5.00%, 11/1/14                                           2,000        1,912
          -----------------------------------------------------------------------------
          5.40%, 11/1/20                                           6,000        5,841
   ------------------------------------------------------------------------------------
   Sacramento County Public Fac., Coroner Crime Lab., COP
          6.375%, 10/1/14 (AMBAC Insured)                          1,000        1,101
   ------------------------------------------------------------------------------------
   Sacramento Redev. Agency, 5.25%, 11/1/13 (FSA Insured)          2,240        2,246
   ------------------------------------------------------------------------------------
   Saddleback Valley Unified School Dist.,
       Special Tax
          Zero Coupon, 9/1/19 (FSA Insured)                        2,370          760
          -----------------------------------------------------------------------------
          6.00%, 9/1/15 (FSA Insured)                              1,375        1,473
   ------------------------------------------------------------------------------------
   San Diego, IDR, San Diego Gas and Electric
          6.40%, 9/1/18 (MBIA Insured)                             1,175        1,245
   ------------------------------------------------------------------------------------
   San Francisco Bay Area Rapid Transit, Sales Tax
          5.50%, 7/1/15 (FGIC Insured)                             1,800        1,813
   ------------------------------------------------------------------------------------
   San Francisco Bay Area Transit Fin. Auth., Bridge Toll Notes
          5.00%, 2/1/07                                              750          745
   ------------------------------------------------------------------------------------
   San Francisco City and County
       Int'l. Airport
          5.80%, 5/1/21 (FGIC Insured) *                           1,000        1,000
          -----------------------------------------------------------------------------
          6.30%, 5/1/25 (FGIC Insured) *                           1,000        1,046
          -----------------------------------------------------------------------------
          6.50%, 5/1/18 (AMBAC Insured) *                          4,000        4,243
   ------------------------------------------------------------------------------------
   San Joaquin Hills Transportation Corridor Agency
       Toll Road, Zero Coupon, 1/15/14 (MBIA Insured)              6,500        2,951
   ------------------------------------------------------------------------------------


T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
------------------------------------------------------------------------------------------



                                                                        Par        Value
------------------------------------------------------------------------------------------
                                                                         In thousands

   San Jose Multifamily Housing, Helzer Courts Apartments
          6.40%, 12/1/41 *                                      $     1,000  $       959
   ---------------------------------------------------------------------------------------
   Santa Ana Housing Auth., Villa Del Sol Apartments
          5.65%, 11/1/21 *                                            1,000        1,036
   ---------------------------------------------------------------------------------------
   Santa Clara, Electric
          6.25%, 7/1/19 (MBIA Insured)
          (Prerefunded 7/1/01+)                                       2,000        2,119
   ---------------------------------------------------------------------------------------
   Santa Clara County, GO, VRDN (Currently 3.10%)                     2,000        2,000
   ---------------------------------------------------------------------------------------
   Santa Clara County Fin. Auth., VMC Fac.
          7.75%, 11/15/11 (AMBAC Insured)                             1,000        1,244
   ---------------------------------------------------------------------------------------
   Santa Clara Redev. Agency, Bayshore North
          5.375%, 6/1/16 (AMBAC Insured)                              2,000        1,966
          --------------------------------------------------------------------------------
          7.00%, 7/1/10 (AMBAC Insured)                               3,000        3,422
   ---------------------------------------------------------------------------------------
   Santa Cruz County Housing Auth., Northgate Apartments
          5.35%, 7/20/22 (GNMA Guaranteed) *                          1,000          937
   ---------------------------------------------------------------------------------------
   Santa Margarita/Dana Point Auth.
          7.25%, 8/1/10 (MBIA Insured)                                1,000        1,192
   ---------------------------------------------------------------------------------------
   South Orange County PFA, 7.00%, 9/1/07 (MBIA Insured)              2,000        2,304
   ---------------------------------------------------------------------------------------
   Southern California Public Power Auth.
          VRDN (Currently 2.80%) (AMBAC Insured)                      3,000        3,000
          --------------------------------------------------------------------------------
          6.75%, 7/1/10                                               2,100        2,385
          --------------------------------------------------------------------------------
          6.75%, 7/1/12                                               1,700        1,929
   ---------------------------------------------------------------------------------------
   Temecula Community Fac., 5.45%, 9/1/11                             1,045        1,011
   ---------------------------------------------------------------------------------------
   Torrance, Little Co. of Mary Hosp.
          6.875%, 7/1/15 (Escrowed to Maturity)                       1,205        1,312
   ---------------------------------------------------------------------------------------
   Torrance Redev. Agency, 5.50%, 9/1/28 (MBIA Insured)               2,000        1,963
   ---------------------------------------------------------------------------------------
   Tri City Hosp. Dist.
          7.50%, 2/1/17 (MBIA Insured)
          (Prerefunded 2/1/02+)                                       2,000        2,193
   ---------------------------------------------------------------------------------------
   Tulare County, Capital Improvement, COP
          6.00%, 2/15/16 (MBIA Insured)                               1,000        1,100
   ---------------------------------------------------------------------------------------
   Univ. of California Regents, Multi Purpose Project
          5.375%, 9/1/25 (FGIC Insured)                               3,135        3,010
   ---------------------------------------------------------------------------------------
   Walnut Valley Unified School Dist., GO
          7.20%, 2/1/16 (MBIA Insured)                                1,000        1,174
   ---------------------------------------------------------------------------------------
   Total California (Cost $214,395)                                              219,222
                                                                             -------------


T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
------------------------------------------------------------------------------------------



                                                                                   Value
------------------------------------------------------------------------------------------
                                                                            In thousands

     PUERTO RICO 0.5%

     Puerto Rico Electric Power Auth.
            7.00%, 7/1/21 (Prerefunded 7/1/01+)                 $     1,000  $     1,072
     -------------------------------------------------------------------------------------
     Total Puerto Rico (Cost $1,009)                                               1,072
                                                                             -------------

Total Investments in Securities

99.2% of Net Assets (Cost $215,404)                                          $   220,294

Other Assets Less Liabilities                                                      1,729
                                                                             -------------

NET ASSETS                                                                   $   222,023
                                                                             =============
Net Assets Consist of:
Accumulated net investment income - net of distributions                     $         7
Accumulated net realized gain/loss - net of distributions                         (1,068)
Net unrealized gain (loss)                                                         4,890
Paid-in-capital applicable to 21,361,268 no par
shares of beneficial interest outstanding; unlimited
number of shares authorized                                                      218,194
                                                                             -------------

NET ASSETS                                                                   $   222,023
                                                                             =============

NET ASSET VALUE PER SHARE                                                    $     10.39
                                                                             =============

    *  Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  CDA  Community Development Administration
  COP  Certificates of Participation
  EFA  Educational Facility Authority
 FGIC  Financial Guaranty Insurance Company
  FSA  Financial Security Assurance Corp.
 GNMA  Government National Mortgage Association
   GO  General Obligation
 HFFA  Health Facility Financing Authority
  IDA  Industrial Development Authority
  IDR  Industrial Development Revenue
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
  PFA  Public Facility Authority
 VRDN  Variable Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CALIFORNIA TAX-FREE FUNDS
--------------------------------------------------------------------------------
Unaudited

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands                                           Money Fund    Bond Fund
                                                         6 Months     6 Months
                                                            Ended        Ended
                                                          8/31/99      8/31/99

Investment Income
Interest income                                          $  1,480     $  6,163
                                                       ------------------------
Expenses
 Investment management                                        166          483
 Custody and accounting                                        47           62
 Shareholder servicing                                         45           79
 Legal and audit                                                6            7
 Prospectus and shareholder reports                             4            7
 Trustees                                                       3            3
 Registration                                                   1            1
 Miscellaneous                                                  2            5
                                                       ------------------------
 Total expenses                                               274          647
                                                       ------------------------
Net investment income                                       1,206        5,516
                                                       ------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
 Securities                                                    --         (915)
 Futures                                                       --          (42)
                                                       ------------------------
 Net realized gain (loss)                                      --         (957)
Change in net unrealized gain or loss on securities            --      (11,058)
                                                       ------------------------
Net realized and unrealized gain (loss)                        --      (12,015)
                                                       ------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                   $  1,206     $ (6,499)
                                                       ------------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CALIFORNIA TAX-FREE Funds
--------------------------------------------------------------------------------
Unaudited

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands                            Money Fund                Bond Fund
                                   6 Months        Year     6 Months       Year
                                      Ended       Ended        Ended      Ended
                                    8/31/99     2/28/99      8/31/99    2/28/99

Increase (Decrease) in Net Assets
Operations
 Net investment income            $   1,206   $   2,620   $   5,516   $  10,007
 Net realized gain (loss)                --          10        (957)        779
 Change in net unrealized
 gain or loss                            --          --     (11,058)      1,387
                                  ----------------------------------------------
 Increase (decrease) in
 net assets from operations           1,206       2,630      (6,499)     12,173
                                  ----------------------------------------------

Distributions to shareholders
 Net investment income               (1,206)     (2,620)     (5,516)    (10,007)
 Net realized gain                       --          --        (209)       (578)
                                  ----------------------------------------------
 Decrease in net assets from
 distributions                       (1,206)     (2,620)     (5,725)    (10,585)
                                  ----------------------------------------------

Capital share transactions *
 Shares sold                         45,347      88,664      31,306      58,571
 Distributions reinvested             1,124       2,456       3,944       7,355
 Shares redeemed                    (47,692)    (81,190)    (27,004)    (36,613)
                                  ----------------------------------------------
 Increase (decrease) in
 net assets from capital
 share transactions                  (1,221)      9,930       8,246      29,313
                                  ----------------------------------------------

Net Assets
Increase (decrease)
during period                        (1,221)      9,940      (3,978)     30,901
Beginning of period                 102,346      92,406     226,001     195,100
                                  ----------------------------------------------

End of period                     $ 101,125   $ 102,346   $ 222,023   $ 226,001
                                  ----------------------------------------------

*Share information
 Shares sold                         45,347      88,664       2,905       5,359
 Distributions reinvested             1,124       2,456         369         673
 Shares redeemed                    (47,692)    (81,190)     (2,524)     (3,359)
                                  ----------------------------------------------
 Increase (decrease)
 in shares outstanding               (1,221)      9,930         750       2,673

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CALIFORNIA TAX-FREE Funds
--------------------------------------------------------------------------------
Unaudited                                                        August 31, 1999

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price California Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940. The California Tax-Free Money Fund (the Money Fund) and the California Tax-Free Bond Fund (the Bond
     Fund), diversified, open-end management investment companies, are two of the portfolios established by the trust and commenced operations on September 15, 1986.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Except for securities held by the Money Fund, investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities held by the Money Fund are valued at amortized cost.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Trustees.

     Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Credits earned on daily uninvested cash balances at the custodian are used to reduce each fund's custody charges.

T. ROWE PRICE CALIFORNIA TAX-FREE FUNDS
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities for the Bond Fund, other than short-term securities, aggregated $54,514,000 and $50,140,000, respectively, for the six months ended August 31, 1999.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of February 28, 1999, the Money Fund had capital loss carryforwards for federal income tax purposes of $82,000, all of which expires in 2003. The Money Fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     At August 31, 1999, the costs of investments for the Money and Bond Funds for federal income tax purposes were substantially the same as for financial reporting and totaled $100,627,000 and $215,404,000, respectively. For the Money Fund, amortized cost is equivalent to value; and for the Bond Fund, net unrealized gain aggregated $4,890,000 at period-end, of which $8,069,000 was related to appreciated investments and $3,179,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between each fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $31,000 and $80,000 were payable at August 31, 1999 by the Money and Bond Funds, respectively. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At August 31, 1999, and for the six months then ended, the effective annual group fee rate was 0.32%. Each fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

T. ROWE PRICE CALIFORNIA TAX-FREE FUNDS
--------------------------------------------------------------------------------


     Under the terms of the investment management agreement, the manager is required to bear any expenses through February 28, 2001, which would cause the Money Fund's ratio of total expenses to average net assets to exceed 0.55%. Pursuant to this agreement, $43,000 of management fees were not accrued by the Money Fund for the six months ended August 31, 1999. Additionally, $188,000 of prior period fees remains unaccrued from a previous agreement. Subject to shareholder approval, the Money Fund may reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.55%.

     In addition, each fund has entered into agreements with the manager and a wholly owned subsidiary of the manager, pursuant to which each fund receives certain other services. The manager computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc. is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. The Money and Bond Funds incurred expenses pursuant to these related party agreements totaling approximately $71,000 and $101,000, respectively, for the six months ended August 31, 1999, of which $13,000 and $19,000, respectively, were payable at period-end.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

   INVESTMENT SERVICES AND INFORMATION


     KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

     In Person Available in T. Rowe Price Investor Centers.


     ACCOUNT SERVICES

     Checking Available on most fixed income funds ($500 minimum).

     Automatic Investing From your bank account or paycheck.

     Automatic Withdrawal Scheduled, automatic redemptions.

     Distribution Options Reinvest all, some, or none of your distributions.

     Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


     BROKERAGE SERVICES*

     Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


     INVESTMENT INFORMATION

     Combined Statement Overview of all your accounts with T. Rowe Price.

     Shareholder Reports Fund managers' reviews of their strategies and results.

     T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

     Performance Update Quarterly review of all T. Rowe Price fund results.

     Insights Educational reports on investment strategies and financial markets.

     Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
     Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

     ** Based on a January 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

For fund and account information or to conduct transactions, 24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

Internet address: www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site

Baltimore Area
Downtown
101 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

Tampa
4200 West Cypress Street
10th  Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

       [LOGO OF INVEST WITH CONFIDENCE/R/ T.ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.         C05-051  8/31/99

32